EARNINGS (LOSS) PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Vimeo Inc.
Earnings (Loss) Per Share [Line Items]
Schedule of Computation of Basic and Diluted Earnings per Share
The following table sets forth the computation of basic and diluted earnings (loss) per share attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders:

	Three Months Ended March 31,
	2021		2020
	Basic	Diluted	Basic	Diluted
	(In thousands, except per share data)
Numerator:
Net earnings (loss) attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders	$3,313	$3,313	$(20,260)	$(20,260)

Denominator:
Weighted average basic shares outstanding	156,480	156,480	141,063	141,063
Dilutive securities(a)(b)(c)	—	9,408	—	—
Denominator for earnings (loss) per share—weighted average shares(a)(b)(c)	156,480	165,888	141,063	141,063

Earnings (loss) per share attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders:
Earnings (loss) per share	$0.02	$0.02	$(0.14)	$(0.14)
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(a)    If the effect is dilutive, weighted average diluted shares outstanding include the incremental shares that would be issued upon the assumed exercise of stock appreciation rights ("SARs") and vesting of restricted stock units. For the three months ended March 31, 2021, there are no potentially dilutive securities that were excluded from the calculation of diluted earnings per share.
(b)    Performance-based SARs are considered contingently issuable shares. Shares issuable upon exercise of performance-based SARs are included in the denominator of diluted earnings per share if (i) the applicable performance condition(s) has been met and (ii) the inclusion of the performance-based SARs is dilutive for the respective reporting periods. For the three months ended March 31, 2021, 2.3 million shares underlying performance-based SARs were excluded from the calculation of diluted earnings per share because the performance condition(s) had not been met.
(c)    For the three months ended March 31, 2020, Vimeo had a loss from operations and as a result, approximately 15.9 million potentially dilutive securities were excluded from computing diluted earnings per share because the impact would have been anti-dilutive. Accordingly, the weighted average basic shares outstanding were used to compute all earnings per share amounts.

The following table sets forth the computation of basic and diluted loss per share:

	Years Ended December 31,
	2019		2020

	Basic	Diluted	Basic	Diluted
	(In thousands, except per share data)
Numerator:
Net loss	$(75,577)	$(75,577)	$(50,628)	$(50,628)
Denominator:
Weighted average basic shares outstanding	130,994	130,994	142,426	142,426
Dilutive securities(a)	—	—	—	—
Denominator for earnings per share – weighted average shares(a)	130,994	130,994	142,426	142,426
Basic and diluted loss per share:
Basic and diluted loss per share(b)	$(0.58)	$(0.58)	$(0.36)	$(0.36)
(a)

or each of the years ended December 31, 2019 and 2020, the Company had a loss from operations and as a result, approximately 13.5 million and 14.0 million potentially dilutive securities, respectively, were excluded from computing dilutive earnings per share because the impact would have been anti-dilutive. Accordingly, the weighted average basic shares outstanding were used to compute all earnings per share amounts.

hares of Vimeo Class A Voting common stock and shares of Class B Non-Voting common stock participate in earnings on the same basis.